Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	$ 1,443	$ 1,983
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	130	154
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	746,600	695,600
Collateral
Cash collateral received	37,700	26,000
Collateralized by securities	196,900	185,700
Secured by real estate	191,300	194,600
Other collateral	28,400	30,100
Credit enhancements
Netting	18,400	21,100
Credit derivative contracts	0	0
Guarantees	4,000	4,400
Exposure to credit risk after collateral and credit enhancements	269,800	233,700
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	737,800	687,300
Collateral
Cash collateral received	37,700	26,000
Collateralized by securities	196,900	185,700
Secured by real estate	191,300	194,600
Other collateral	28,400	30,100
Credit enhancements
Netting	18,400	21,100
Credit derivative contracts	0	0
Guarantees	4,000	4,400
Exposure to credit risk after collateral and credit enhancements	261,000	225,500
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	192,800	158,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	192,800	158,200
Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	15,500	15,400
Collateral
Collateralized by securities	100	100
Credit enhancements
Guarantees	100
Exposure to credit risk after collateral and credit enhancements	15,300	15,300
Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	75,000	74,200
Collateral
Cash collateral received	0	0
Collateralized by securities	68,000	67,100
Other collateral	6,900	7,000
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	30,500	32,700
Credit enhancements
Netting	18,400	21,100
Exposure to credit risk after collateral and credit enhancements	12,100	11,600
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	397,800	379,500
Collateral
Cash collateral received	37,500	25,800
Collateralized by securities	128,700	118,200
Secured by real estate	191,300	194,600
Other collateral	20,200	21,700
Credit enhancements
Guarantees	4,000	4,400
Exposure to credit risk after collateral and credit enhancements	16,200	14,800
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	26,200	27,200
Collateral
Cash collateral received	200	100
Collateralized by securities	100	200
Other collateral	1,300	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	24,600	25,500
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	8,800	8,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	8,800	8,300
Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	102,500	101,600
Collateral
Cash collateral received	2,200	800
Collateralized by securities	20,900	22,700
Secured by real estate	8,700	8,500
Other collateral	13,700	11,200
Credit enhancements
Netting	0	0
Credit derivative contracts	300	400
Guarantees	4,500	4,900
Exposure to credit risk after collateral and credit enhancements	52,100	53,000
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	20,900	17,000
Collateral
Cash collateral received	1,300	700
Collateralized by securities	6,500	5,000
Secured by real estate	200	200
Other collateral	2,500	1,700
Credit enhancements
Guarantees	2,300	2,500
Exposure to credit risk after collateral and credit enhancements	8,100	7,000
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	39,400	41,200
Collateral
Cash collateral received	500	0
Collateralized by securities	4,000	4,200
Secured by real estate	2,400	2,100
Other collateral	7,300	6,800
Credit enhancements
Credit derivative contracts	300	400
Guarantees	1,700	2,400
Exposure to credit risk after collateral and credit enhancements	23,100	25,300
Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	1,400	3,200
Collateral
Collateralized by securities	1,400	3,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	40,700	40,100
Collateral
Cash collateral received	300	100
Collateralized by securities	9,000	10,300
Secured by real estate	6,200	6,200
Other collateral	3,900	2,700
Credit enhancements
Guarantees	500	0
Exposure to credit risk after collateral and credit enhancements	20,900	20,700
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	1,443	1,983
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	130	154
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	747,500	697,000
Collateral
Cash collateral received	38,400	27,200
Collateralized by securities	196,900	185,700
Secured by real estate	191,300	194,600
Other collateral	28,400	30,100
Credit enhancements
Netting	18,400	21,100
Credit derivative contracts	0	0
Guarantees	4,000	4,400
Exposure to credit risk after collateral and credit enhancements	270,000	233,900
UBS AG | Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	738,600	688,700
Collateral
Cash collateral received	38,400	27,200
Collateralized by securities	196,900	185,700
Secured by real estate	191,300	194,600
Other collateral	28,400	30,100
Credit enhancements
Netting	18,400	21,100
Credit derivative contracts	0	0
Guarantees	4,000	4,400
Exposure to credit risk after collateral and credit enhancements	261,100	225,600
UBS AG | Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	192,800	158,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	192,800	158,200
UBS AG | Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	15,400	15,300
Collateral
Collateralized by securities	100	100
Credit enhancements
Guarantees	100
Exposure to credit risk after collateral and credit enhancements	15,100	15,200
UBS AG | Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	75,000	74,200
Collateral
Cash collateral received	0	0
Collateralized by securities	68,000	67,100
Other collateral	6,900	7,000
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
UBS AG | Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	30,500	32,700
Credit enhancements
Netting	18,400	21,100
Exposure to credit risk after collateral and credit enhancements	12,100	11,600
UBS AG | Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	398,700	381,000
Collateral
Cash collateral received	38,200	27,000
Collateralized by securities	128,700	118,200
Secured by real estate	191,300	194,600
Other collateral	20,200	21,700
Credit enhancements
Credit derivative contracts		0
Guarantees	4,000	4,400
Exposure to credit risk after collateral and credit enhancements	16,400	15,100
UBS AG | Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	26,200	27,200
Collateral
Cash collateral received	200	100
Collateralized by securities	100	200
Secured by real estate	0	0
Other collateral	1,300	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	24,700	25,500
UBS AG | Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	8,800	8,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	8,800	8,300
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	104,100	103,500
Collateral
Cash collateral received	2,200	800
Collateralized by securities	20,900	22,700
Secured by real estate	8,700	8,500
Other collateral	13,700	11,200
Credit enhancements
Netting	0	0
Credit derivative contracts	300	400
Guarantees	4,500	4,900
Exposure to credit risk after collateral and credit enhancements	53,700	54,900
UBS AG | Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	20,900	17,000
Collateral
Cash collateral received	1,300	700
Collateralized by securities	6,500	5,000
Secured by real estate	200	200
Other collateral	2,500	1,700
Credit enhancements
Guarantees	2,300	2,500
Exposure to credit risk after collateral and credit enhancements	8,100	7,000
UBS AG | Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	39,400	41,200
Collateral
Cash collateral received	500	0
Collateralized by securities	4,000	4,200
Secured by real estate	2,400	2,100
Other collateral	7,300	6,800
Credit enhancements
Credit derivative contracts	300	400
Guarantees	1,700	2,400
Exposure to credit risk after collateral and credit enhancements	23,100	25,300
UBS AG | Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	1,400	3,200
Collateral
Collateralized by securities	1,400	3,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
UBS AG | Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Table]
Maximum exposure to credit risk	42,300	42,000
Collateral
Cash collateral received	300	100
Collateralized by securities	9,000	10,300
Secured by real estate	6,200	6,200
Other collateral	3,900	2,700
Credit enhancements
Guarantees	500	0
Exposure to credit risk after collateral and credit enhancements	$ 22,500	$ 22,700